Borrowings (Details Textual)	1 Months Ended																					12 Months Ended				19 Months Ended	21 Months Ended	48 Months Ended	55 Months Ended
	Oct. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2015 CNY (¥)	Feb. 28, 2015 CNY (¥)	Nov. 30, 2013 CNY (¥)	Apr. 30, 2013 USD ($)	May 31, 2012 USD ($)	Mar. 31, 2012 USD ($)	Nov. 30, 2011 CNY (¥)	Oct. 31, 2011 USD ($)	Aug. 31, 2011 CNY (¥)	May 31, 2011 USD ($)	Feb. 28, 2011 CNY (¥)	Jun. 30, 2010 CNY (¥)	May 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Nov. 30, 2013 USD ($)	Nov. 30, 2011 USD ($)	Oct. 31, 2011 CNY (¥)	Oct. 31, 2011 USD ($)	May 31, 2011 CNY (¥)	May 31, 2011 USD ($)
Long-term Debt, Current Maturities, Total | ¥																													¥ 175,000,000
Current Debt Weighted Average Interest Rate																						4.91%	4.91%	5.08%	5.08%
Long-term Debt, Excluding Current Maturities																						¥ 920,292,000		¥ 2,523,621,000				¥ 920,292,000		$ 141,446,000
Other Long-term Debt																						4,875,277,000		5,391,510,000				4,875,277,000		749,316,000
Short-term Debt																						10,407,007,000		9,010,205,000				10,407,007,000		1,599,528,000
Short Term Loan 1 [Member]
Short-term Debt																						30,000,000						30,000,000		4,611,000
Tianjin Yingli New Energy Resources Co Ltd [Member]
Long-term Debt, Current Maturities, Total																						261,000						261,000		40,000
Long-term Debt, Excluding Current Maturities																						¥ 455,434,000						455,434,000		69,700,000
Repayments of Debt	$ 20,000
Minimum Percentage of Current Ratio																						60.00%	60.00%
Minimum Percentage of Quick Ratio																						50.00%	50.00%
Maixmum Percentage of Debt To Asset Ratio																						80.00%	80.00%
Minimum Percentage of Debt Coverage Ratio																						150.00%	150.00%
Minimum Percentage of Interest Coverage Ratio																						150.00%	150.00%
Minimum Percentage of Debt To Asset Ratio																						80.00%	80.00%
Debt Instrument, Interest Rate Terms															No other key terms were changed in these amendments except that in the second amendment entered into in April 2016, the interest rate was modified from 6-month LIBOR plus 5.2% per annum to 6-month LIBOR plus 4.5% per annum.
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member]
Line of Credit Facility, Fair Value of Amount Outstanding																											$ 69,760,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal																											8,712,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2017 [Member]
Debt Instrument, Periodic Payment, Principal																											20,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In April 2018 [Member]
Debt Instrument, Periodic Payment, Principal																											20,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2018 [Member]
Debt Instrument, Periodic Payment, Principal																											20,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In April 2019 [Member]
Debt Instrument, Periodic Payment, Principal																											8,712,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2022 [Member]
Debt Instrument, Periodic Payment, Principal																											8,712,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In April 2020 [Member]
Debt Instrument, Periodic Payment, Principal																											8,712,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2020 [Member]
Debt Instrument, Periodic Payment, Principal																											8,712,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In April 2021 [Member]
Debt Instrument, Periodic Payment, Principal																											8,712,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2021 [Member]
Debt Instrument, Periodic Payment, Principal																											8,712,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In April 2022 [Member]
Debt Instrument, Periodic Payment, Principal																											$ 8,712,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2015 [Member]
Debt Instrument, Periodic Payment, Principal															$ 9,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2016 [Member]
Debt Instrument, Periodic Payment, Principal															9,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2016 [Member]
Debt Instrument, Periodic Payment, Principal															9,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2017 [Member]
Debt Instrument, Periodic Payment, Principal															9,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2017 [Member]
Debt Instrument, Periodic Payment, Principal															9,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2018 [Member]
Debt Instrument, Periodic Payment, Principal															10,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2018 [Member]
Debt Instrument, Periodic Payment, Principal															5,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2019 [Member]
Debt Instrument, Periodic Payment, Principal															5,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In October 2017 [Member]
Debt Instrument, Periodic Payment, Principal															5,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In October 2013 [Member]
Debt Instrument, Periodic Payment, Principal															5,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2014 [Member]
Debt Instrument, Periodic Payment, Principal															8,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2014 [Member]
Debt Instrument, Periodic Payment, Principal															8,000,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2015 [Member]
Debt Instrument, Periodic Payment, Principal															$ 9,000,000
Hengshui Yingli New Energy Resources Company Limited [Member]
Long-term Debt, Current Maturities, Total																						¥ 39,205,000						39,205,000		6,000,000
Long-term Debt, Excluding Current Maturities																						185,571,000						185,571,000		28,400,000
Long-term Line of Credit																						¥ 325,315,000						325,315,000		50,000,000
Repayments of Debt																							$ 450
Maixmum Percentage of Debt To Asset Ratio																						130.00%	130.00%
Minimum Percentage of Debt Coverage Ratio																						75.00%	75.00%
Minimum Percentage of Debt To Asset Ratio																						75.00%	75.00%
Debt Instrument, Interest Rate Terms															No other key terms were changed in these amendments except that in the second amendment entered into in April 2016, the interest rate was modified from 6-month LIBOR plus 5.2% per annum to 6-month LIBOR plus 4.5% per annum. And the company repaid US$ 20 in October 2017 according to the most updated repayment schedule.
Tianjing Yingli [Member]
Short-term Debt																						¥ 253,340,000						253,340,000		38,938,000
Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5 Bank of Communications Co., Ltd Yingli Hainan [Member]
Debt Instrument, Face Amount | ¥																			¥ 220,000,000
Debt Instrument Maturity Period																			5 years
Debt Instrument, Basis Spread on Variable Rate																			2.50%
Debt Instrument, Periodic Payment, Principal | ¥																													¥ 55,000,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member]
Debt Instrument, Face Amount																		¥ 400,000,000		$ 180,000,000
Debt Instrument, Basis Spread on Variable Rate																				10.00%
Debt Instrument, Periodic Payment, Principal																				$ 20,000,000
Long-term Debt, Current Maturities, Total																				$ 14,000,000		14,000,000						14,000,000		2,152,000
Long-term Line of Credit | ¥																																	¥ 368,000,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal			$ 2,000,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal	2,000,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In March 2017 [Member]
Debt Instrument, Periodic Payment, Principal			2,000,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In September 2017 [Member]
Debt Instrument, Periodic Payment, Principal			$ 10,000,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In March 2018 [Member]
Debt Instrument, Periodic Payment, Principal	2,000,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In September 2018 [Member]
Debt Instrument, Periodic Payment, Principal	$ 10,000,000
Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5 Bank of China and China Citic Bank Yingli China [Member]
Debt Instrument, Face Amount																																							$ 1,160,000,000
Debt Instrument Maturity Period																	42 months
Debt Instrument, Basis Spread on Variable Rate																	5.00%
Long-term Debt, Current Maturities, Total																						164,300,000						164,300,000		25,252,000								¥ 164,300,000
Long-term Line of Credit																						481,000,000						481,000,000		73,928,000
Debt Instrument, Interest Rate Terms																	Based on the second amendment of the loan agreement entered into in June 2016, total loan of RMB 164,300 and interest due in May 2016 was extended to May 2017. Based on the third amendment of the loan agreement entered into in November 2017, total loan of RMB 164,300 and interest due in May 2017 was extended to November 2018.
Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5 Bank of China and China Citic Bank Yingli China [Member] | Due In November 2015 [Member]
Debt Instrument, Periodic Payment, Principal																	$ 20,000,000
Bank borrowings at an interest rate of 6.9 plus an additional surcharge of 5 CDB Leasing Co. Ltd. Fine Silicon [Member]
Debt Instrument, Face Amount | ¥																¥ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage																6.90%
Debt Instrument, Basis Spread on Variable Rate																5.00%
Long-term Line of Credit | ¥																																	500,000,000
Other Long-term Debt | ¥																																	¥ 274,828,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Tianjin Yingli [Member]
Debt Instrument, Face Amount																																					$ 350,000,000
Long-term Line of Credit																						350,000,000						350,000,000		53,794,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member]
Debt Instrument, Face Amount											$ 55,000,000
Debt Instrument, Basis Spread on Variable Rate											5.20%
Long-term Debt, Current Maturities, Total																						359,381,000						359,381,000		55,000,000	$ 55,000,000
Long-term Line of Credit																						357,847,000						357,847,000		55,000,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Due In April 2017 [Member]
Debt Instrument, Periodic Payment, Principal		$ 55,000,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan [Member]
Debt Instrument Maturity Period																				5 years
Debt Instrument, Description of Variable Rate Basis																		interest rate of the five-year Renminbi benchmark loan
Debt Instrument, Interest Rate Terms			In addition, the interest rate was modified from five-year Renminbi benchmark loan rate plus an additional surcharge of 10% per annum to the five-year Renminbi benchmark loan rate.
Bank borrowings at an interest rate of 6.4 Xinjiang Tianshan Rural Commercial Bank five-year loan agreement Yingli Hutubi [Member]
Debt Instrument, Face Amount | ¥										¥ 22,500,000
Debt Instrument, Basis Spread on Variable Rate										6.40%
Long-term Debt, Current Maturities, Total																						800,000						800,000		3,335,000
Long-term Debt, Excluding Current Maturities | ¥																						21,700,000						21,700,000
Long-term Line of Credit																						22,500,000						22,500,000		3,458,000
Loans 18 [Member]
Debt Instrument, Face Amount																						3,882,480,000						3,882,480,000		596,726,000
Other Loans 1 [Member]
Debt Instrument, Face Amount																						99,089,000						99,089,000		15,230,000
Other Loans 13 [Member]
Debt Instrument, Face Amount																						1,562,111,000						1,562,111,000		240,092,000
Other Loans 2 [Member]
Debt Instrument, Face Amount																						37,901,000						37,901,000		5,825,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member]
Debt Instrument, Face Amount													$ 255,000,000
Debt Instrument Maturity Period												8 years
Debt Instrument, Basis Spread on Variable Rate												10.00%
Long-term Debt, Current Maturities, Total																						20,000,000						20,000,000		3,074,000
Long-term Debt, Excluding Current Maturities																						196,000,000						196,000,000		30,125,000
Long-term Line of Credit																						255,000,000						255,000,000		39,193,000
Repayments of Debt																							$ 2,100
Debt Instrument, Interest Rate Terms																										the interest rate was modified from five-year Renminbi benchmark loan rate plus an additional surcharge of 10% of the interest rate per annum to the five-year Renminbi benchmark loan rate per annum with no surcharge.
Line of Credit Facility, Fair Value of Amount Outstanding																										$ 218,100,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal																										1,050,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal																										1,050,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal																										10,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal																										10,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal																										23,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal																										23,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In June 2020 [Member]
Debt Instrument, Periodic Payment, Principal																										25,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In October 2022 [Member]
Debt Instrument, Periodic Payment, Principal																										25,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In December 2020 [Member]
Debt Instrument, Periodic Payment, Principal																										25,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In June 2021 [Member]
Debt Instrument, Periodic Payment, Principal																										25,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In December 2021 [Member]
Debt Instrument, Periodic Payment, Principal																										25,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Amendment Repayment Schedule [Member] | Due In June 2022 [Member]
Debt Instrument, Periodic Payment, Principal																										25,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In December 2015 [Member]
Debt Instrument, Periodic Payment, Principal												$ 10,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal												15,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal												15,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal												20,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal												20,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal												25,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal												25,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal												30,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal												30,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In May 2020 [Member]
Debt Instrument, Periodic Payment, Principal												29,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In June 2013 [Member]
Debt Instrument, Periodic Payment, Principal												5,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In December 2013 [Member]
Debt Instrument, Periodic Payment, Principal												5,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In June 2014 [Member]
Debt Instrument, Periodic Payment, Principal												8,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In December 2014 [Member]
Debt Instrument, Periodic Payment, Principal												8,000,000
Bank borrowings at an interest rate of five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Hengshui Yingli [Member] | Original Repayment Schedule [Member] | Due In June 2015 [Member]
Debt Instrument, Periodic Payment, Principal												$ 10,000,000
Bank borrowings at an interest rate of 7.9 Xinjiang Tianshan Rural Commercial Bank loan agreement with Yingli Hutubi [Member]
Debt Instrument, Face Amount																																		$ 55,000,000
Debt Instrument, Basis Spread on Variable Rate										7.90%
Long-term Debt, Current Maturities, Total																						4,000,000						4,000,000		615,000
Debt Instrument, Collateral Amount																						68,800,000						68,800,000		10,574,000
Long-term Debt, Excluding Current Maturities																						11,000,000						11,000,000		1,691,000
Long-term Line of Credit																						55,000,000						55,000,000		8,453,000
Repayments of Debt | ¥																												40,000,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member]
Debt Instrument, Face Amount													$ 135,000,000																						$ 900,000,000
Debt Instrument Increase To Credit Limit | ¥					¥ 282,150
Debt Instrument Maturity Period										8 years			7 years
Repayments of Debt																							$ 60		$ 60
Debt Instrument, Interest Rate Terms													the interest rate was modified from the 3-month LIBOR plus an additional surcharge of 5% of the interest rate per annum to 3-month LIBOR plus an additional surcharge of 4% of the interest rate per annum
Line of Credit Facility, Fair Value of Amount Outstanding					727,550																					34,850,000					$ 81,900
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Short Term Loan 1 [Member]
Short-term Debt																						¥ 534,367,000						534,367,000		81,780,000
Maixmum Percentage of Debt To Asset Ratio																						10.00%	10.00%
Minimum Percentage of Debt To Asset Ratio																						10.00%	10.00%
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member]
Repayments of Debt | ¥																						¥ 200		¥ 200
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2016 [Member]
Debt Instrument, Periodic Payment, Principal					100,000	$ 30,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2016 [Member]
Debt Instrument, Periodic Payment, Principal					100,000	30,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2017 [Member]
Debt Instrument, Periodic Payment, Principal					100,000	30,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2017 [Member]
Debt Instrument, Periodic Payment, Principal					100,000	30,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2018 [Member]
Debt Instrument, Periodic Payment, Principal					60,000,000	3,000,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2018 [Member]
Debt Instrument, Periodic Payment, Principal					60,000,000	3,000,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2020 [Member]
Debt Instrument, Periodic Payment, Principal					80,000,000	10,000,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2019 [Member]
Debt Instrument, Periodic Payment, Principal					80,000,000	10,000,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2019 [Member]
Debt Instrument, Periodic Payment, Principal					80,000,000	10,000,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2020 [Member]
Debt Instrument, Periodic Payment, Principal					80,000,000	10,000,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2021 [Member]
Debt Instrument, Periodic Payment, Principal					80,000,000	10,000,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In July 2020 [Member]
Debt Instrument, Periodic Payment, Principal | ¥					127,150,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2021 [Member]
Debt Instrument, Periodic Payment, Principal					¥ 80,000,000	10,000,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In July 2022 [Member]
Debt Instrument, Periodic Payment, Principal						$ 15,780,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member]
Debt Instrument, Periodic Payment, Principal													$ 10,600,000	¥ 90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2015 [Member]
Debt Instrument, Periodic Payment, Principal													10,600,000	90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2016 [Member]
Debt Instrument, Periodic Payment, Principal													10,600,000	90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2016 [Member]
Debt Instrument, Periodic Payment, Principal													10,600,000	90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2017 [Member]
Debt Instrument, Periodic Payment, Principal													10,600,000	90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2017 [Member]
Debt Instrument, Periodic Payment, Principal													10,600,000	90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2018 [Member]
Debt Instrument, Periodic Payment, Principal													10,600,000	90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2018 [Member]
Debt Instrument, Periodic Payment, Principal													10,600,000	90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In Jul 2019 [Member]
Debt Instrument, Periodic Payment, Principal													7,800,000	92,550,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In July 2013 [Member]
Debt Instrument, Periodic Payment, Principal													10,600,000	90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2013 [Member]
Debt Instrument, Periodic Payment, Principal													10,600,000	90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2015 [Member]
Debt Instrument, Periodic Payment, Principal													10,600,000	90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2014 [Member]
Debt Instrument, Periodic Payment, Principal													$ 10,600,000	¥ 90,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member]
Long-term Line of Credit																						135,000,000						135,000,000		882,117,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Eight Year Loan Agreement [Member]
Long-term Line of Credit																						1,182,150,000						1,182,150,000		181,693,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Short-term Debt [Member]
Short-term Debt																						¥ 727,550,000						727,550,000		111,761,000
Maixmum Percentage of Debt To Asset Ratio																						30.00%	30.00%
Minimum Percentage of Debt To Asset Ratio																						30.00%	30.00%
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member]
Debt Instrument, Face Amount																																					100,000,000
Debt Instrument, Basis Spread on Variable Rate															5.20%
Long-term Line of Credit																																				¥ 650,630,000	100,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2019 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						¥ 31,615,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In August 2019 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						31,675,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2022 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						31,675,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2022 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						31,675,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In August 2021 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						31,675,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2021 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						31,675,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In August 2020 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						31,675,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2020 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						31,675,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						41,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2015 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						5,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2016 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						5,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2016 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						30,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2017 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						30,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2017 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						40,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2018 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						40,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2018 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						34,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2019 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						35,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In October 2013 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						25,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2014 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						25,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2014 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						20,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2015 [Member]
Debt Instrument, Periodic Payment, Principal | ¥																						20,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member]
Debt Instrument, Face Amount																																					$ 50,000,000
Debt Instrument, Basis Spread on Variable Rate															5.80%
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal																										225,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal																										225,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal																										3,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal																										3,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal																										3,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal																										3,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2020 [Member]
Debt Instrument, Periodic Payment, Principal																										4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2020 [Member]
Debt Instrument, Periodic Payment, Principal																										4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2021 [Member]
Debt Instrument, Periodic Payment, Principal																										4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2021 [Member]
Debt Instrument, Periodic Payment, Principal																										4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2022 [Member]
Debt Instrument, Periodic Payment, Principal																										3,200,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2022 [Member]
Debt Instrument, Periodic Payment, Principal																										$ 3,200,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2015 [Member]
Debt Instrument, Periodic Payment, Principal															$ 3,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal															4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal															4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal															4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal															4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal															4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal															4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal															4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal															4,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2012 [Member]
Debt Instrument, Periodic Payment, Principal															3,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2013 [Member]
Debt Instrument, Periodic Payment, Principal															1,500,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2013 [Member]
Debt Instrument, Periodic Payment, Principal															1,500,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2014 [Member]
Debt Instrument, Periodic Payment, Principal															3,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2014 [Member]
Debt Instrument, Periodic Payment, Principal															3,000,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2015 [Member]
Debt Instrument, Periodic Payment, Principal															$ 3,000,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member]
Debt Instrument, Face Amount																					$ 70,000,000											$ 18,000,000
Debt Instrument Maturity Period																					8 years
Debt Instrument, Basis Spread on Variable Rate																					6.00%
Debt Instrument, Periodic Payment, Principal																					$ 8,000,000
Debt Instrument Periodic Payment Principal in Years Three to Eight																					$ 9,000,000
Long-term Debt, Current Maturities, Total																						58,285,000						58,285,000		8,920,000
Long-term Debt, Excluding Current Maturities																						¥ 58,350,000						¥ 58,350,000		$ 8,930,000
Repayments of Debt							$ 50,000																$ 50
Debt Instrument, Interest Rate Terms				In addition, the interest rate was modified from 6-month LIBOR plus 6% per annum to 6-month LIBOR plus 3.5% per annum.
Line of Credit Facility, Fair Value of Amount Outstanding																																$ 17,950,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal				$ 50,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal				8,920,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal				$ 8,930,000
Rural Credit Cooperative of Boading [Member] | Yingli China [Member]
Debt Instrument, Face Amount | ¥									¥ 100,000,000
Debt Instrument Maturity Period									2 years
Debt Instrument, Basis Spread on Variable Rate									7.80%
Jiangsu Dafeng Rural Commercial Bank [Member] | Xinghui Power Development Co [Member]
Debt Instrument, Face Amount | ¥								¥ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage								7.50%
Debt Instrument Maturity Period								2 years